COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short term lease payments	¥ 154
Material liabilities	0	¥ 0	¥ 0
Capital commitments outstanding	¥ 80,732